Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity International Sustainability Index Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	May 09, 2017
Fidelity International Sustainability Index Fund
Bar Chart Table:
Annual Return 2018	(13.99%)
Annual Return 2019	22.18%
Annual Return 2020	12.98%
Annual Return 2021	7.65%